Note 22 - Financial Information of Subsidiary Issuer and Subsidiary Guarantors	12 Months Ended
Oct. 31, 2011
Condensed Financial Statements Disclosure [Text Block]
22. Financial Information of Subsidiary Issuer and Subsidiary Guarantors

Hovnanian Enterprises, Inc., the parent company (the “Parent”), is the issuer of publicly traded common stock and preferred stock, which is represented by depository shares. One of its wholly owned subsidiaries, K. Hovnanian Enterprises, Inc. (the “Subsidiary Issuer”), acts as a finance entity that as of October 31, 2011, had issued and outstanding approximately $797.0 million of senior secured notes ($786.6 million, net of discount), $807.1 million senior notes ($802.9 million, net of discount), and $13.3 million senior subordinated amortizing notes. The senior secured notes, senior notes, and senior subordinated amortizing notes are fully and unconditionally guaranteed by the Parent.

In addition to the Parent, each of the wholly owned subsidiaries of the Parent other than the Subsidiary Issuer (collectively, the “Guarantor Subsidiaries”), with the exception of our home mortgage subsidiaries, certain of our title insurance subsidiaries, joint ventures, subsidiaries holding interests in our joint ventures and our foreign subsidiary (collectively, the “Nonguarantor Subsidiaries”), have guaranteed fully and unconditionally, on a joint and several basis, the obligations of the Subsidiary Issuer to pay principal and interest under the senior secured notes, senior notes, and senior subordinated amortizing notes (issued as a component of our 7.25% Tangible Equity Units).

In lieu of providing separate audited financial statements for the Guarantor Subsidiaries, we have included the accompanying consolidating condensed financial statements. Management does not believe that separate financial statements of the Guarantor Subsidiaries are material to users of our consolidated financial statements. Therefore, separate financial statements and other disclosures concerning the Guarantor Subsidiaries are not presented.

The following Consolidating Condensed Financial Statements present the results of operations, financial position and cash flows of (i) the Parent, (ii) the Subsidiary Issuer, (iii) the Guarantor Subsidiaries, (iv) the Nonguarantor Subsidiaries and (v) the eliminations to arrive at the information for Hovnanian Enterprises, Inc. on a consolidated basis.

CONSOLIDATING CONDENSED BALANCE SHEET

OCTOBER 31, 2011

(In thousands)	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations		Consolidated
Assets:
Homebuilding	$12,756	$200,281	$1,096,594	$207,443	$		$1,517,074
Financial services			4,537	80,569			85,106
Investments in and amounts due to and from consolidated subsidiaries	(467,562)	2,140,349	(2,435,348)	(9,364)		771,925	-
Total assets	$(454,806)	$2,340,630	$(1,334,217)	$278,648		$771,925	$1,602,180
Liabilities and equity:
Homebuilding	$2,172	$(33)	$355,191	$11,276	$		$368,606
Financial services			4,231	60,015			64,246
Notes payable		1,623,957	144				1,624,101
Income taxes payable	39,716		2,113				41,829
Stockholders’ (deficit) equity	(496,694)	716,706	(1,695,896)	207,265		771,925	(496,694)
Non-controlling interest in consolidated joint ventures				92			92
Total liabilities and equity	$(454,806)	$2,340,630	$(1,334,217)	$278,648		$771,925	$1,602,180

CONSOLIDATING CONDENSED BALANCE SHEET

OCTOBER 31, 2010

(In thousands)	Parent	Subsidiary Issuer		Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations		Consolidated
Assets:
Homebuilding	$14,498		$334,551	$1,165,877	$200,839	$		$1,715,765
Financial services				4,435	97,360			101,795
Investments in and amounts due to and from consolidated subsidiaries	(330,310)		2,061,186	(2,202,568)	2,009		469,683	-
Total assets	$(315,812)		$2,395,737	$(1,032,256)	$300,208		$469,683	$1,817,560
Liabilities and equity:
Homebuilding	$1,458	$		$401,567	$4,463	$		$407,488
Financial services				4,271	85,514			89,785
Notes payable			1,640,144	171				1,640,315
Income taxes payable	21,298			(3,388)				17,910
Stockholders’ (deficit) equity	(338,568)		755,593	(1,434,877)	209,601		469,683	(338,568)
Non-controlling interest in consolidated joint ventures					630			630
Total liabilities and equity	$(315,812)		$2,395,737	$(1,032,256)	$300,208		$469,683	$1,817,560

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS

TWELVE MONTHS ENDED OCTOBER 31, 2011

(In thousands)	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$21	$(245)	$1,103,249	$7,360	$(4,959)	$1,105,426
Financial services			5,523	23,958		29,481
Intercompany charges		114,592	(152,042)	(655)	38,105	-
Total revenues	21	114,347	956,730	30,663	33,146	1,134,907
Expenses:
Homebuilding	5,704	164,947	1,218,886	1,073	13,084	1,403,694
Financial services	307		4,809	16,263	(8)	21,371
Total expenses	6,011	164,947	1,223,695	17,336	13,076	1,425,065
Gain on extinguishment of debt		7,528				7,528
(Loss) income from unconsolidated joint ventures			(712)	(8,246)		(8,958)
(Loss) income before income taxes	(5,990)	(43,072)	(267,677)	5,081	20,070	(291,588)
State and federal income taxes	(20,084)		14,583			(5,501)
Equity in (loss) income from subsidiaries	(300,181)				300,181	-
Net (loss) income	$(286,087)	$(43,072)	$(282,260)	$5,081	$320,251	$(286,087)

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS

TWELVE MONTHS ENDED OCTOBER 31, 2010

(In thousands)	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$20	$(350)	$1,340,887	$4,272	$(4,960)	$1,339,869
Financial services			6,353	25,620		31,973
Intercompany charges		128,383	(190,616)	(228)	62,461	-
Total revenues	20	128,033	1,156,624	29,664	57,501	1,371,842
Expenses:
Homebuilding	8,638	173,709	1,473,481	(11,332)	25,557	1,670,053
Financial services	505		5,182	17,905	(518)	23,074
Total expenses	9,143	173,709	1,478,663	6,573	25,039	1,693,127
Gain on extinguishment of debt		25,047				25,047
(Loss) income from unconsolidated joint ventures			(1,023)	1,979		956
(Loss) income before income taxes	(9,123)	(20,629)	(323,062)	25,070	32,462	(295,282)
State and federal income taxes	(309,922)		12,052			(297,870)
Equity in (loss) income from subsidiaries	(298,211)				298,211	-
Net income (loss)	$2,588	$(20,629)	$(335,114)	$25,070	$330,673	$2,588

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS

TWELVE MONTHS ENDED OCTOBER 31, 2009

(In thousands)	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$19	$3,438	$1,560,198	$2,044	$(4,959)	$1,560,740
Financial services			7,743	27,807		35,550
Intercompany charges		209,599	(251,402)	(3,597)	45,400	-
Total revenues	19	213,037	1,316,539	26,254	40,441	1,596,290
Expenses:
Homebuilding	26,309	632,640	1,954,821	1,231	(11,843)	2,603,158
Financial services	639		6,570	22,635	(549)	29,295
Total expenses	26,948	632,640	1,961,391	23,866	(12,392)	2,632,453
Gain on extinguishment of debt		409,929	256			410,185
(Loss) income from unconsolidated joint ventures			(9,782)	(36,259)		(46,041)
(Loss) income before income taxes	(26,929)	(9,674)	(654,378)	(33,871)	52,833	(672,019)
State and federal income taxes	44,693	(3,386)	50,932	(11,919)	(35,627)	44,693
Equity in (loss) income from subsidiaries	(645,090)				645,090
Net (loss) income	$(716,712)	$(6,288)	$(705,310)	$(21,952)	$733,550	$(716,712)

CONSOLIDATING CONDENSED STATEMENT OF CASH FLOWS

TWELVE MONTHS ENDED OCTOBER 31, 2011

(In thousands)	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$(286,087)	$(43,072)	$(282,260)	$5,081	$320,251	$(286,087)
Adjustments to reconcile net income to net cash (used in) provided by operating activities	93,926	(34,441)	357,401	(17,963)	(320,251)	78,672
Net cash (used in) provided by operating activities	(192,161)	(77,513)	75,141	(12,882)	-	(207,415)
Net cash used in investing activities	-	-	(223)	1,418	-	1,195
Net cash (used in) provided by financing activities	54,899	56,428	2,367	(23,914)	-	89,780
Intercompany investing and financing activities - net	137,252	(79,163)	(69,462)	11,373	-	-
Net (decrease) increase in cash	(10)	(100,248)	7,823	(24,005)	-	(116,440)
Cash and cash equivalents balance, beginning of period	10	212,370	(12,812)	167,612	-	367,180
Cash and cash equivalents balance, end of period	$-	$112,122	$(4,989)	$143,607	$-	$250,740

CONSOLIDATING CONDENSED STATEMENT OF CASH FLOWS

TWELVE MONTHS ENDED OCTOBER 31, 2010

(In thousands)	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss) income	$2,588	$(20,629)	$(335,114)	$25,070	$330,673	$2,588
Adjustments to reconcile net income to net cash (used in) provided by operating activities	(24,192)	47,439	151,814	185,511	(330,673)	29,899
Net cash (used in) provided by operating activities	(21,604)	26,810	(183,300)	210,581	-	32,487
Net cash (used in) investing activities			(1,146)	1,130		(16)
Net cash (used in) financing activities		(113,232)	3,463	17,786		(91,983)
Intercompany investing and financing activities - net	21,604	6,385	183,755	(211,744)		-
Net (decrease) increase in cash	-	(80,037)	2,772	17,753	-	(59,512)
Cash and cash equivalents balance, beginning of period	10	292,407	(15,584)	149,859		426,692
Cash and cash equivalents balance, end of period	$10	$212,370	$(12,812)	$167,612	$-	$367,180

CONSOLIDATING CONDENSED STATEMENT OF CASH FLOWS

TWELVE MONTHS ENDED OCTOBER 31, 2009

(In thousands)	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss) income	$(716,712)	$(6,288)	$(705,310)	$(21,952)	$733,550	$(716,712)
Adjustments to reconcile net income to net cash (used in) provided by operating activities	(197,982)	(542,328)	2,158,974	1,870	(733,550)	686,984
Net cash (used in) provided by operating activities	(914,694)	(548,616)	1,453,664	(20,082)	-	(29,728)
Net cash (used in) provided by investing activities			(6,310)	(13,597)		(19,907)
Net cash used in financing activities		(340,427)	(2,368)	(28,934)		(371,729)
Intercompany investing and financing activities - net	914,687	334,955	(1,444,620)	194,978	-	-
Net (decrease) increase in cash	(7)	(554,088)	366	132,365	-	(421,364)
Cash and cash equivalents balance, beginning of period	17	846,495	(15,950)	17,494		848,056
Cash and cash equivalents balance, end of period	$10	$292,407	$(15,584)	$149,859	$-	$426,692

In connection with a proposed issuance of units (the "Proposed Units") by the Subsidiary Issuer, it is anticipated that certain of the Parent’s wholly owned subsidiaries (collectively "Units Guarantor Subsidiaries") will fully and unconditionally guarantee, on a joint and several basis, the components of  such Proposed Units. Each Units Guarantor Subsidiaries is 100% owned by the Parent. The following Condensed Consolidating Financial Statements presents the results of operations, financial position and cash flows of (i) the Parent, (ii) the Subsidiary Issuer, (iii) the Units Guarantor Subsidiaries, (iv) the Parent's subsidiaries that do not guarantee the components of the Proposed Units and (v) the elimination to arrive at the information for Hovnanian Enterprises, Inc. on a consolidated basis.

CONSOLIDATING CONDENSED BALANCE SHEET

OCTOBER 31, 2011

(In thousands)	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations		Consolidated
Assets:
Homebuilding	$12,756	$200,281	$1,091,511	$212,526	$		$1,517,074
Financial services			4,537	80,569			85,106
Investments in and amounts due to and from consolidated subsidiaries	(467,562)	2,140,349	(2,430,491)	(14,221)		771,925	-
Total assets	$(454,806)	$2,340,630	$(1,334,443)	$278,874		$771,925	$1,602,180
Liabilities and equity:
Homebuilding	$2,172	$(33)	$354,528	$11,939	$		$368,606
Financial services			4,231	60,015			64,246
Notes payable		1,623,957	144				1,624,101
Income taxes payable	39,716		2,113				41,829
Stockholders’ (deficit) equity	(496,694)	716,706	(1,695,459)	206,828		771,925	(496,694)
Non-controlling interest in consolidated joint ventures				92			92
Total liabilities and equity	$(454,806)	$2,340,630	$(1,334,443)	$278,874		$771,925	$1,602,180

CONSOLIDATING CONDENSED BALANCE SHEET

OCTOBER 31, 2010

(In thousands)	Parent	Subsidiary Issuer		Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations		Consolidated
Assets:
Homebuilding	$14,498		$334,551	$1,165,877	$200,839	$		$1,715,765
Financial services				4,435	97,360			101,795
Investments in and amounts due to and from consolidated subsidiaries	(330,310)		2,061,186	(2,202,568)	2,009		469,683	-
Total assets	$(315,812)		$2,395,737	$(1,032,256)	$300,208		$469,683	$1,817,560
Liabilities and equity:
Homebuilding	$1,458	$		$401,567	$4,463	$		$407,488
Financial services				4,271	85,514			89,785
Notes payable			1,640,144	171				1,640,315
Income taxes payable	21,298			(3,388)				17,910
Stockholders’ (deficit) equity	(338,568)		755,593	(1,434,877)	209,601		469,683	(338,568)
Non-controlling interest in consolidated joint ventures					630			630
Total liabilities and equity	$(315,812)		$2,395,737	$(1,032,256)	$300,208		$469,683	$1,817,560

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS

TWELVE MONTHS ENDED OCTOBER 31, 2011

(In thousands)	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$21	$(245)	$1,103,249	$7,360	$(4,959)	$1,105,426
Financial services			5,523	23,958		29,481
Intercompany charges		114,592	(151,987)	(710)	38,105	-
Total revenues	21	114,347	956,785	30,608	33,146	1,134,907
Expenses:
Homebuilding	5,704	164,947	1,218,505	1,454	13,084	1,403,694
Financial services	307		4,809	16,263	(8)	21,371
Total expenses	6,011	164,947	1,223,314	17,717	13,076	1,425,065
Gain on extinguishment of debt		7,528				7,528
(Loss) income from unconsolidated joint ventures			(712)	(8,246)		(8,958)
(Loss) income before income taxes	(5,990)	(43,072)	(267,241)	4,645	20,070	(291,588)
State and federal income taxes	(20,084)		14,583			(5,501)
Equity in (loss) income from subsidiaries	(300,181)				300,181	-
Net (loss) income	$(286,087)	$(43,072)	$(281,824)	$4,645	$320,251	$(286,087)

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS

TWELVE MONTHS ENDED OCTOBER 31, 2010

(In thousands)	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$20	$(350)	$1,340,887	$4,272	$(4,960)	$1,339,869
Financial services			6,353	25,620		31,973
Intercompany charges		128,383	(190,616)	(228)	62,461	-
Total revenues	20	128,033	1,156,624	29,664	57,501	1,371,842
Expenses:
Homebuilding	8,638	173,709	1,473,481	(11,332)	25,557	1,670,053
Financial services	505		5,182	17,905	(518)	23,074
Total expenses	9,143	173,709	1,478,663	6,573	25,039	1,693,127
Gain on extinguishment of debt		25,047				25,047
(Loss) income from unconsolidated joint ventures			(1,023)	1,979		956
(Loss) income before income taxes	(9,123)	(20,629)	(323,062)	25,070	32,462	(295,282)
State and federal income taxes	(309,922)		12,052			(297,870)
Equity in (loss) income from subsidiaries	(298,211)				298,211	-
Net income (loss)	$2,588	$(20,629)	$(335,114)	$25,070	$330,673	$2,588

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS

TWELVE MONTHS ENDED OCTOBER 31, 2009

(In thousands)	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$19	$3,438	$1,560,198	$2,044	$(4,959)	$1,560,740
Financial services			7,743	27,807		35,550
Intercompany charges		209,599	(251,402)	(3,597)	45,400	-
Total revenues	19	213,037	1,316,539	26,254	40,441	1,596,290
Expenses:
Homebuilding	26,309	632,640	1,954,821	1,231	(11,843)	2,603,158
Financial services	639		6,570	22,635	(549)	29,295
Total expenses	26,948	632,640	1,961,391	23,866	(12,392)	2,632,453
Gain on extinguishment of debt		409,929	256			410,185
(Loss) income from unconsolidated joint ventures			(9,782)	(36,259)		(46,041)
(Loss) income before income taxes	(26,929)	(9,674)	(654,378)	(33,871)	52,833	(672,019)
State and federal income taxes	44,693	(3,386)	50,932	(11,919)	(35,627)	44,693
Equity in (loss) income from subsidiaries	(645,090)				645,090
Net (loss) income	$(716,712)	$(6,288)	$(705,310)	$(21,952)	$733,550	$(716,712)

CONSOLIDATING CONDENSED STATEMENT OF CASH FLOWS

TWELVE MONTHS ENDED OCTOBER 31, 2011

(In thousands)	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$(286,087)	$(43,072)	$(281,824)	$4,645	$320,251	$(286,087)
Adjustments to reconcile net income to net cash (used in) provided by operating activities	93,926	(34,441)	361,822	(22,384)	(320,251)	78,672
Net cash (used in) provided by operating activities	(192,161)	(77,513)	79,998	(17,739)	-	(207,415)
Net cash used in investing activities	-	-	(223)	1,418	-	1,195
Net cash (used in) provided by financing activities	54,899	56,428	2,367	(23,914)	-	89,780
Intercompany investing and financing activities - net	137,252	(79,163)	(74,319)	16,230	-	-
Net (decrease) increase in cash	(10)	(100,248)	7,823	(24,005)	-	(116,440)
Cash and cash equivalents balance, beginning of period	10	212,370	(12,812)	167,612	-	367,180
Cash and cash equivalents balance, end of period	$-	$112,122	$(4,989)	$143,607	$-	$250,740

CONSOLIDATING CONDENSED STATEMENT OF CASH FLOWS

TWELVE MONTHS ENDED OCTOBER 31, 2010

(In thousands)	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss) income	$2,588	$(20,629)	$(335,114)	$25,070	$330,673	$2,588
Adjustments to reconcile net income to net cash (used in) provided by operating activities	(24,192)	47,439	151,814	185,511	(330,673)	29,899
Net cash (used in) provided by operating activities	(21,604)	26,810	(183,300)	210,581	-	32,487
Net cash (used in) investing activities			(1,146)	1,130		(16)
Net cash (used in) financing activities		(113,232)	3,463	17,786		(91,983)
Intercompany investing and financing activities - net	21,604	6,385	183,755	(211,744)		-
Net (decrease) increase in cash	-	(80,037)	2,772	17,753	-	(59,512)
Cash and cash equivalents balance, beginning of period	10	292,407	(15,584)	149,859		426,692
Cash and cash equivalents balance, end of period	$10	$212,370	$(12,812)	$167,612	$-	$367,180

CONSOLIDATING CONDENSED STATEMENT OF CASH FLOWS

TWELVE MONTHS ENDED OCTOBER 31, 2009

(In thousands)	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss) income	$(716,712)	$(6,288)	$(705,310)	$(21,952)	$733,550	$(716,712)
Adjustments to reconcile net income to net cash (used in) provided by operating activities	(197,982)	(542,328)	2,158,974	1,870	(733,550)	686,984
Net cash (used in) provided by operating activities	(914,694)	(548,616)	1,453,664	(20,082)	-	(29,728)
Net cash (used in) provided by investing activities			(6,310)	(13,597)		(19,907)
Net cash used in financing activities		(340,427)	(2,368)	(28,934)		(371,729)
Intercompany investing and financing activities - net	914,687	334,955	(1,444,620)	194,978	-	-
Net (decrease) increase in cash	(7)	(554,088)	366	132,365	-	(421,364)
Cash and cash equivalents balance, beginning of period	17	846,495	(15,950)	17,494		848,056
Cash and cash equivalents balance, end of period	$10	$292,407	$(15,584)	$149,859	$-	$426,692